Government Grants	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Government Grants
19.	GOVERNMENT GRANTS
Details of Government grants at December 31, are as follows:

(In thousand Euros)		December 31, 2022		December 31, 2021
		Non-current	Current	Non-current	Current
Grants	Government Entity	liability	liability	liability	liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	591	287	246	786

Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	228	57	181	183

Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	28	—	35

Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	404	102	284	531

Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	392	98	544	—

Coldpost	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	—	12	—	—

Cupons Industria	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	—	—	—	—

Minichargers	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	63	16	—	—

Electrolinera	Instituto para la Diversificación y Ahorro de la Energía (IDAE)	337	83	—	—

Accio - creació lloc treballs	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	183	—	—	—
V2BUILD	Innovate UK - UKRI	—	25	—	—

Total		2,198	708	1,255	1,535

Government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)” and “Instituto para la Diversificación y Ahorro de la Energía (IDAE)” for an amount of Euros 3,672 thousand, Euros 794 thousand and Euros 421 thousand, respectively.
As at December 31, 2022 a total of Euros 654 thousand has already been collected, and Euros 4,049 thousand is still receivable (see Note 25)
The impact in the statement of profit or loss (recognized in the “Other income” caption) for 2022 amounts to Euros 680 thousand, as a result of the established conditions agreed with the aforementioned entities (Euros 712 thousand for 2021).